FAIR VALUE MEASUREMENTS, Key Inputs to Black-Scholes-Merton Model (Details)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements [Abstract]
Measurement input	5 years	5 years
Private Placement Warrants [Member] | Risk Free Interest Rate [Member]
Fair Value Measurements [Abstract]
Measurement input	3.01	1.26	0.56
Private Placement Warrants [Member] | Trading Days Per Year [Member]
Fair Value Measurements [Abstract]
Measurement input	252 days	252 days	252 days
Private Placement Warrants [Member] | Volatility [Member]
Fair Value Measurements [Abstract]
Measurement input	3	22	28
Private Placement Warrants [Member] | Exercise Price [Member]
Fair Value Measurements [Abstract]
Measurement input	11.5	11.5	11.5
Private Placement Warrants [Member] | Stock Price [Member]
Fair Value Measurements [Abstract]
Measurement input	10.09	10.03	9.54